Fair Value of Financial Instruments (Details) - Schedule of financial assets and liabilities remeasured on a recurring basis - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Private Warrants [Member] | Level 1 [Member]
Liabilities:
Private Warrants
Private Warrants [Member] | Level 2 [Member]
Liabilities:
Private Warrants
Private Warrants [Member] | Level 3 [Member]
Liabilities:
Private Warrants	600	642
Obligation to issue registered shares of Class A Common Stock [Member] | Level 1 [Member]
Liabilities:
Obligation to issue registered shares of Class A Common Stock
Obligation to issue registered shares of Class A Common Stock [Member] | Level 2 [Member]
Liabilities:
Obligation to issue registered shares of Class A Common Stock
Obligation to issue registered shares of Class A Common Stock [Member] | Level 3 [Member]
Liabilities:
Obligation to issue registered shares of Class A Common Stock		12,635
Notes payable [Member] | Level 1 [Member]
Liabilities:
Notes payable
Notes payable [Member] | Level 2 [Member]
Liabilities:
Notes payable
Notes payable [Member] | Level 3 [Member]
Liabilities:
Notes payable	$ 73,073	$ 161,282